LOANS TO CUSTOMERS, NET	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
LOANS TO CUSTOMERS, NET

9.	LOANS TO CUSTOMERS, NET

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Margin loans	25,418	16,082	2,066
Loans to customer from money lending business (note)	-	50,309	6,464
Less: allowance for expected credit losses	(9,517)	(6,033)	(775)
Total	15,901	60,358	7,755

Note:

As December 31, 2025, included in the loans to customer from money lending business, amount of HKD10,000,000 are loan to a related party of Choco Up Group Holdings Limited at 8% per annum for one year. On July 9, 2025, the Company entered into a definitive Agreement and Plan of Merger with Choco Up Group Holdings Limited for proposed business combination.

The movement of the allowance for expected credit losses was as follows:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Balance at the beginning of year	10,944	9,517	1,223
(Credited) charged to consolidated statements of loss and comprehensive loss, net	(1,427)	1,881	242
Written off	-	(5,365)	(690)
Balance at the end of the year	9,517	6,033	775

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS